Income Taxes Income Taxes (Tables)	12 Months Ended
Sep. 27, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
Significant components of income taxes related to continuing operations are as follows:

(Dollars in Millions)	2013	2012	2011
Current:
United States:
Federal	$196	$234	$46
State	12	15	1
Non-U.S.	136	122	150
Current income tax provision	344	371	197
Deferred:
United States:
Federal	57	(104)	96
State	(4)	4	20
Non-U.S.	32	11	(14)
Deferred income tax provision (benefit)	85	(89)	102
Income tax expense	$429	$282	$299

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation between U.S. federal income taxes at the statutory rate and the Company’s provision for income taxes on continuing operations is as follows:

(Dollars in Millions)	2013	2012	2011
Notional U.S. federal income taxes at the statutory rate	$710	$672	$658
Adjustments to reconcile to the income tax provision:
U.S. state income tax provision, net	5	16	30
Rate differences between non-U.S. and U.S. jurisdictions(1)	(488)	(444)	(455)
Valuation allowances	11	(67)	7
Adjustments to accrued income tax liabilities and uncertain tax positions	129	77	40
Withholding tax, net	14	7	8
Legal entity restructuring	33	—	—
Other	15	21	11
Provision for income taxes	$429	$282	$299

(1)	Excludes non-deductible charges and other items that are broken out separately in the table.

Income Taxes Receivable (Payable)
At the end of fiscal 2013 and 2012, income taxes receivable (payable), prepaid income taxes and deferred income tax charges are reported in the following consolidated balance sheet accounts in the amounts shown:

(Dollars in Millions)	2013	2012
Prepaid expenses and other current assets	$62	$74
Other assets	294	167
Income taxes payable (current)	(541)	(53)
Income taxes payable (non-current)(2)	(1,147)	(1,696)
	$(1,332)	$(1,508)

(2)	Non-current income taxes payable also includes anticipated refunds and other items not related to uncertain tax positions.

Schedule of Unrecognized Tax Benefits Roll Forward
The following table summarizes the activity related to the Company’s unrecognized tax benefits, excluding interest:

(Dollars in Millions)	2013	2012	2011
Balance at beginning of fiscal year	$1,425	$1,466	$1,553
Additions related to current year tax positions	37	28	27
Additions related to prior period tax positions	96	67	101
Reductions related to prior period tax positions	(11)	(25)	(139)
Settlements	(19)	(91)	(56)
Lapse of statute of limitations	(8)	(20)	(20)
Transfer to Mallinckrodt	(82)	—	—
Balance at end of fiscal year	1,438	1,425	1,466
Cash advance paid in connection with proposed settlements	(262)	(262)	(262)
Balance at end of fiscal year, net of cash advance paid	$1,176	$1,163	$1,204

Summary of Income Tax Examinations
As of September 27, 2013, a summary of tax years that remain subject to examination in the Company’s major tax jurisdictions are as follows:

Jurisdiction	Earliest Year Open
United States—federal and state	1996
Australia	2009
Canada	2005
France	2008
Germany	2010
Ireland	2008
Italy	2005
Japan	2007
Mexico	2005
Netherlands	2008
Switzerland	2004
United Kingdom	2011

Schedule of Deferred Tax Assets and Liabilities
The components of the net deferred tax asset (liability) at the end of each fiscal year are as follows:

(Dollars in Millions)	2013	2012
Deferred tax assets:
Accrued liabilities and reserves	$348	$453
Tax loss and credit carryforwards	6,212	5,934
Inventories	56	100
Postretirement benefits	36	126
Federal and state benefit of uncertain tax positions	277	270
Deferred compensation	82	91
Other	75	122
	7,086	7,096
Deferred tax liabilities:
Property, plant and equipment	(138)	(289)
Intangible assets	(833)	(975)
Investment in partnership	(37)	(175)
	(1,008)	(1,439)
Net deferred tax asset before valuation allowances	6,078	5,657
Valuation allowances	(6,069)	(5,708)
Net deferred tax asset (liability)	$9	$(51)

Deferred Tax Assets And Liabilities
Deferred taxes are reported in the following consolidated balance sheet accounts in the amounts shown:

(Dollars in Millions)	2013	2012
Deferred income taxes (current assets)	$456	$590
Other assets	163	193
Accrued and other current liabilities	(5)	(6)
Deferred income taxes (non-current liabilities)	(605)	(828)
Net deferred tax asset (liability)	$9	$(51)